UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 December 2007

Check here if Amendment [  ];              Amendment Number: ___
       This Amendment (Check only one):         [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: THAMES RIVER CAPITAL LLP
      ------------------------
      51 Berkeley Square
      ------------------------
      London, England W1J 5BB
      ------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Toby Hampden-Acton
Title:   Chief Compliance and Risk Officer
Phone:   +44 20 7360 1237

Signature, Place, and Date of Signing:

 /s/ Toby Hampden-Acton         London, England           February 11, 2008
 ----------------------         ---------------           -----------------
 [Signature]                    [City, State]             [Date]

Report Type                (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   Nil

Form 13F Information Table Entry Total:              5

Form 13F Information Table Value Total:              $14,826
                                                     (thousands)


List of Other Included Managers:  None

                            Thames River Capital LLP

                           Form 13F Information Table

------------------------ ---------------- ---------- -------- ----------- ------  ------  ---------- -------- ---------------------
         Name               Title of       CUSIP      Value    SHRS or    SH/PRN   Put/   Investment  Other     Voting Authority
                              Class                  (x$1,000) PRN amt             Call   dicretion  managers Sole    Shared  None
------------------------ ---------------- ---------- -------- ----------- ------- ------  --------   -------- ---------------------
GOODRICH CORP            COM              382388106    1,191      16,870    SH              SOLE              1,191
------------------------ ---------------- ---------- -------- ----------- ------- ------  --------   -------- ------- ------  -----
HAYES LEMMERZ INTL INC   COM NEW          420781304    5,675   1,241,884    SH              SOLE              5,675
------------------------ ---------------- ---------- -------- ----------- ------- ------  --------   -------- ------- ------  -----
ISHARES INC              MSCI HONG KONG   464286871    1,754      80,000    SH              SOLE              1,754
------------------------ ---------------- ---------- -------- ----------- ------- ------  --------   -------- ------- ------  -----
ISHARES TR               FTSE XNHUA IDX   464287184      767       4,500    SH              SOLE                767
------------------------ ---------------- ---------- -------- ----------- ------- ------  --------   -------- ------- ------  -----
SELECT SECTOR SPDR TR    SBI INT-FINL     81369Y605    5,439     188,000    SH              SOLE              5,439
------------------------ ---------------- ---------- -------- ----------- ------- ------  --------   -------- ------- ------  -----
